Form N-CSR Cover	6 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ROYCE CAPITAL FUND
Entity Central Index Key	0001006387
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report